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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               May 8, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   47

Form I3F Information Table Value Total:   $123,941 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11881 Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
ABBOT LABS                     COM                002824100    2385      50000  SH          SOLE         NONE         50000
AKAMAI TECHNOLOGIES INC        COM                00971T101    1940     100000  SH          SOLE         NONE        100000
ATLAS AMER INC                 COM                049167109     660      75414  SH          SOLE         NONE         75414
BERKSHIRE HATHAWAY INC DEL     CL B               084670207    1974        700  SH          SOLE         NONE           700
BUCKEYE PARTNERS L P           UNIT LTD PARTN     118230101     535      15000  SH          SOLE         NONE         15000
CENVEO INC                     COM                15670S105     228      70000  SH          SOLE         NONE         70000
CISCO SYS INC                  COM                17275R102    5031     300000  SH          SOLE         NONE        300000
COCA COLA CO                   COM                191216100    5494     125000  SH          SOLE         NONE        125000
COSTCO WHSL CORP NEW           COM                22160K105    1158      25000  SH          SOLE         NONE         25000
CVS CAREMARK CORPORATION       COM                126650100    4124     150000  SH          SOLE         NONE        150000
CYPRESS SEMICONDUCTOR CORP     COM                232806109    1523     225000  SH          SOLE         NONE        225000
DISCOVER FINL SVCS             COM                254709108     789     125000  SH          SOLE         NONE        125000
E M C CORP MASS                COM                268648102    5130     450000  SH          SOLE         NONE        450000
ENTERGY CORP NEW               COM                29364G103    3405      50000  SH          SOLE         NONE         50000
EV ENERGY PARTNERS LP          COM UNITS          26926V107     174      12000  SH          SOLE         NONE         12000
EXXON MOBIL CORP               COM                30231G102    1703      25000  SH          SOLE         NONE         25000
FIFTH STREET FINANCE CORP      COM                31678A103     344      44400  SH          SOLE         NONE         44400
FIFTH THIRD BANCORP            COM                316773100     292     100000  SH          SOLE         NONE        100000
GOLDMAN SACHS GROUP INC        COM                38141G104    1590      15000  SH          SOLE         NONE         15000
GRACE W R & CO DEL NEW         COM                38388F108    1390     220000  SH          SOLE         NONE        220000
HEWLETT PACKARD CO             COM                428236103    6412     200000  SH          SOLE         NONE        200000
HUDSON CITY BANCORP            COM                443683107    2269     194104  SH          SOLE         NONE        194104
INTERNATIONAL BUSINESS MACHS   COM                459200101    6976      72000  SH          SOLE         NONE         72000
ISHARES TR                     FTSE XNHUA IDX     464287184    2853     100000  SH          SOLE         NONE        100000
ISHARES TR                     HIGH YLD CORP      464288513    2712      40000  SH          SOLE         NONE         40000
KAPSTONE PAPER & PACKAGING CO  COM                48562P103     635     258100  SH          SOLE         NONE        258100
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS        55907R108    2135     122000  SH          SOLE         NONE        122000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP     559080106    1762      60000  SH          SOLE         NONE         60000
MICROSOFT CORP                 COM                594918104    3812     207500  SH          SOLE         NONE        207500
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC     67059L102    2848     138190  SH          SOLE         NONE        138190
ORACLE CORP                    COM                68389X105    5421     300000  SH          SOLE         NONE        300000
PFIZER INC                     COM                717081103    1566     115000  SH          SOLE         NONE        115000
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN     726503105     368      10000  SH          SOLE         NONE         10000
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD     73936B408    2449     100000  SH          SOLE         NONE        100000
RANGE RES CORP                 COM                75281A109    4322     105000  SH          SOLE         NONE        105000
SCHERING PLOUGH CORP           COM                806605101    3533     150000  SH          SOLE         NONE        150000
SMUCKER J M CO                 COM NEW            832696405    1491      40000  SH          SOLE         NONE         40000
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/2012  78470A112      64    1270000  SH          SOLE         NONE       1270000
SPDR                           UNIT SER 1         78462F103    3976      50000  SH          SOLE         NONE         50000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    4297    1652700  SH          SOLE         NONE       1652700
TARGET CORP                    COM                87612E106    3095      90000  SH          SOLE         NONE         90000
TIME WARNER CABLE INC          COM                88732J207    1390      56057  SH          SOLE         NONE         56057
TIME WARNER INC                COM                887317105    3384     175331  SH          SOLE         NONE        175331
UNITED TECHNOLOGIES CORP       COM                913017109    3224      75000  SH          SOLE         NONE         75000
URS CORP NEW                   COM                903236107    3233      80000  SH          SOLE         NONE         80000
VISA INC                       COM CL A           92826C839    1112      20000  SH          SOLE         NONE         20000
WYETH                          COM                983024100    8737     203000  SH          SOLE         NONE        203000
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